SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
SUBSEQUENT EVENTS

24.	SUBSEQUENT EVENTS

On March 19, 2026, the Company signed a non-binding letter of intent to acquire a majority stake in HooRii Technology (HK) Limited, a physical AI and IoT technology company, from its principal shareholder. The estimated consideration ranges from US$37 million to US$40 million, payable in cash and stock.

The transaction is subject to definitive agreements, due diligence, regulatory and corporate approvals, and other closing conditions. No assurance can be given that the transaction will be completed.